SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities	The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2022 and 2021:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Corporate debentures	$986,803	$1,012,615	$180	$3,883	$(37,408)	$(5,560)	$949,574	$1,010,939
U.S. Treasuries	42,317	14,658	96	156	(984)	—	41,428	14,815
U.S. Government Agencies	22,238	16,005	12	—	(968)	(169)	21,284	15,835
	$1,051,358	$1,043,278	$288	$4,039	$(39,360)	$(5,729)	$1,012,286	$1,041,589

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2022 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$347,284	$340,514
Due after one year through five years	704,074	671,772
	$1,051,358	$1,012,286

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2022 and 2021 are as indicated in the following tables:

	December 31, 2022
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$404,393	$(14,198)	$508,180	$(23,210)	$912,573	$(37,408)
U.S. Treasuries	32,501	(984)	—	—	32,501	(984)
U.S. Government Agencies	3,344	(157)	15,195	(811)	18,539	(968)
	$440,238	$(15,339)	$523,375	$(24,021)	$963,613	$(39,360)

	December 31, 2021
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$494,731	$(4,413)	$156,840	$(1,147)	$651,571	$(5,560)
U.S. Treasuries	—	—	—	—	—	—
U.S. Government Agencies	15,835	(169)	—	—	15,835	(169)
	$510,566	$(4,582)	$156,840	$(1,147)	$667,406	$(5,729)